Trade payables and short-term contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables and short-term contract liabilities
Schedule of trade payables and other current liabilities

	As of December 31,
(In thousands of euros)	2022	2023	2024
Trade payables	19,359	37,679	32,862
Short-term contract liabilities	6	6	0
Trade payables and other current liabilities	19,364	37,685	32,863

Schedule of trade payables break down by payment

	As of December 31,
In thousands of euros	2022	2023	2024
Due in 30 days	19,156	24,995	30,938
Due in 30-60 days	201	12,684	1,925
Due in more than 60 days	2	—	—
Trade payables	19,359	37,679	32,862